FINANCIAL INSTRUMENTS - Level 3 Rollforward Assets (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Financial assets
Balance, beginning of period	$ 6,957
Balance, end of period	4,716	$ 6,957
Level 3
Financial assets
Balance, beginning of period	767	835
Acquisitions		201
Dispositions		(7)
Fair value gains, net and OCI		(14)
Other		(248)
Balance, end of period		767
Level 3 | IFRS 9
Financial assets
Balance, beginning of period	767
Acquisitions	813
Dispositions	(12)
Fair value gains, net and OCI	72
Other	(427)
Balance, end of period	$ 1,213	$ 767